CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 635,347	¥ 4,115,650	¥ 812,972
Restricted cash	269,783	1,747,603	236,929
Accounts receivable, net	42,975	278,382	165,404
Funds receivable	110,433	715,365	413,084
Short-term investments	54,214	351,189
Due from related parties	125,525	813,123	39,951
Prepayments and other current assets	203,849	1,320,492	259,734
Deferred tax assets, current	12,429	80,513	22,859
Total current assets	1,454,555	9,422,317	1,950,933
Non-current assets:
Property and equipment, net	35,828	232,085	149,307
Intangible assets, net	1,959	12,689	2,849
Goodwill	1,660	10,755
Long-term investments, net	110,063	712,967	103,175
Deferred tax assets, non-current	17	111
Other non-current assets	17,694	114,621	61,453
Total non-current assets	167,221	1,083,228	316,784
Total assets	1,621,776	10,505,545	2,267,717
Current liabilities (including current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB893,558 and RMB2,754,149 (US$425,168) as of December 31, 2014 and 2015, respectively):
Customer advances and deposits	43,373	280,962	258,992
Due to related parties	302,803	1,961,500	6,305
Accounts payable	4,898	31,720	19,813
Salaries and welfare payable	64,595	418,431	201,433
Income tax payable	12,309	79,736	22,821
Accrued expenses and other current liabilities	483,953	3,134,951	1,155,547
Warrant liability			701,776
Short-term loan	99,339	643,500
Total current liabilities	1,011,270	6,550,800	2,366,687
Non-current liabilities (including non-current liabilities of the Affiliated PRC Entities without recourse to the Company amounting to RMB3,429 and RMB15,793 (US$2,438) as of December 31, 2014 and 2015, respectively):
Deferred tax liability, non-current	203	1,318
Long-term debt	410,380	2,658,357
Non-current liabilities	14,156	91,702	71,616
Total non-current liabilities	424,739	2,751,377	71,616
Total liabilities	$ 1,436,009	¥ 9,302,177	¥ 2,438,303
Commitments and contingencies
Shareholders' (deficit) equity:
Additional paid-in capital	$ 1,643,703	¥ 10,647,579	¥ 2,069,313
Accumulated other comprehensive income	21,120	136,810	4,163
Statutory reserves	465	3,011
Accumulated deficit	(1,480,756)	(9,592,039)	(2,246,319)
Total Qunar Cayman Islands Limited's shareholders' (deficit) equity	184,952	1,198,086	(170,586)
Noncontrolling interests	815	5,282
Total shareholders' (deficit) equity	185,767	1,203,368	(170,586)
Total liabilities and shareholders' (deficit) equity	1,621,776	10,505,545	2,267,717
Class A ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	13	87	1,426
Total shareholders' (deficit) equity	13	87	1,426
Class B ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	407	2,638	831
Total shareholders' (deficit) equity	$ 407	¥ 2,638	¥ 831